Capital and Risk Management - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	$ 72,697,489		$ 72,697,489		$ 72,106,449	$ 77,318,811
Liabilities	91,288,088		91,288,088		67,819,676	65,860,292
Net loss	(11,611,709)	$ (9,000,411)	(22,634,830)	$ (18,752,020)	(44,699,313)	(34,860,963)	$ (27,894,834)
Cash and cash equivalents	4,405,948	$ 6,529,708	4,405,948	$ 6,529,708	4,588,057	1,110,889	$ 529,190	$ 1,325,794
Working Capital Deficit	44,054,559		44,054,559		42,108,177
Current assets	19,610,810		19,610,810		21,907,442	15,195,235
Current liabilities	63,665,369		63,665,369		64,015,619	28,247,937
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents					4,588,057	1,110,889
Working Capital Deficit					42,108,177	13,052,702
Current assets					6,712,207
Current liabilities					35,767,682
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	12,015,544		12,015,544		14,554,193	8,291,005
Liabilities	$ 32,282,233		32,282,233		11,685,160	16,398,521
Net loss			$ 1,013,334		$ 143,452	$ 405,376
Average foreign exchange rate			5		5
Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss rate					1.00%